Sep. 30, 2017
Virtus KAR International Small-Cap Fund
Virtus KAR International Small-Cap Fund

Virtus KAR International Small-Cap Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 30, 2018 to the Summary Prospectuses and Statutory Prospectus, each dated January 29, 2018, as supplemented

IMPORTANT NOTICE TO INVESTORS

Shareholders of Virtus KAR Emerging Markets Small-Cap Fund and Virtus KAR International Small-Cap Fund (the “Funds”) approved a change to each Fund's fundamental policy and classification from a diversified fund to a non-diversified fund. The changes to each Fund's fundamental policy are effective November 30, 2018. The resulting disclosure changes are described below.

Principal Investment Strategies

Under “Principal Investment Strategies” in the Funds' summary prospectuses and summary section of the statutory prospectus, the following sentence is hereby added at the end the second paragraph for each Fund: "The fund is non-diversified under federal securities laws."

Principal Risks

Under “Principal Risks” in the Funds' summary prospectuses and each Fund's summary section of the statutory prospectus, the following disclosure is hereby added:

> Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.